Note 5 - Segmental Financial Information	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Segment Reporting Disclosure [Text Block]

5. Segmental Financial Information

Following the Spin-Off described in Note 1, the Company now reports two reportable segments. Prior to the Spin-Off, there were four reportable segments; however, the dry bulk and CBI segments were spun off, and the comparative information has been recast accordingly. The Company has identified the Chairman and Chief Executive Officer as the CODM in accordance with ASC 280, Segment Reporting. The CODM is responsible for assessing performance, allocating resources, and making strategic decisions across the Company’s business segments. The Company’s reportable segments from which it derives its revenues: (1) container vessels segment and (2) investment in leaseback vessels through NML (Notes 1 and 11) (the “NML segment”). The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different services. The container vessel segment consists of transportation of containerized products through ownership and operation of container vessels. Under the NML segment, NML acquires and bareboat charters out the acquired vessels to the respective seller-lessees of the vessels, who have the obligation to purchase the vessel at the end of the bareboat agreement and the right to purchase the vessel prior to the end of the bareboat agreement at a pre-agreed price.

The tables below present information about the Company’s reportable segments as of December 31, 2024 and 2025, and for years ended December 31, 2023, 2024 and 2025. The CODM uses segment profit/(loss) to assess performance and allocate resources (including financial or capital resources) to each segment, primarily through segment performance reviews. Such resources allocation relies not only upon the reported segments’ results but also on CODM’s view and estimates as to the future prospects of each segment. Items included in the segment’s profit/(loss) are allocated to each segment to the extent that the items are directly or indirectly attributable to them. With regards to the items that are allocated by indirect calculation, their allocation keys are defined on the basis of each segment’s drawing on key resources. Summarized financial information concerning each of the Company’s reportable segments is as follows:

For the year ended December 31, 2025
	Container vessels segment	NML	Total
Voyage revenue	$846,674	$-	$846,674
Income from investment in leaseback vessels	-	31,226	31,226
Total revenues	$846,674	$31,226	$877,900

Less (1):
Voyage expenses	(52,002)	-
Voyage expenses-related parties	(11,252)	-
Vessels’ operating expenses	(162,481)	-
Interest and finance costs	(79,805)	(11,554)
Other segment items (2)	(149,332)	-
Segment profit	$391,802	$19,672	$411,474

Reconciliation of segment profit or loss:
General and administrative expenses			(10,099)
General and administrative expenses – related parties			(9,896)
Management fees-related parties			(28,917)
Foreign exchange gains			2,269
Interest income			19,317
Other, net			966
Gain on derivative instruments, net			11,433
Net income from continuing operations			$396,547

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(2)	Other segment items for the Container vessels segment include depreciation expense of the vessels and amortization of dry-docking and special survey costs.
For the year ended December 31, 2024
	Container vessels segment	NML	Total
Voyage revenue	$864,545	$-	$864,545
Income from investment in leaseback vessels	-	23,947	23,947
Total revenues	$864,545	$23,947	$888,492

Less (1):
Voyage expenses	(25,769)	-
Voyage expenses-related parties	(12,163)	-
Vessels’ operating expenses	(157,919)	-
Interest and finance costs	(99,539)	(10,081)
Other segment items (2)	(144,166)	-
Segment profit	$424,989	$13,866	$438,855

Reconciliation of segment profit or loss:
General and administrative expenses			(13,303)
General and administrative expenses – related parties			(11,376)
Management fees-related parties			(28,641)
Foreign exchange losses			(5,451)
Interest income			31,712
Income from equity method investments			12
Other, net			1,396
Loss on derivative instruments, net			(5,861)
Net income from continuing operations			$407,343

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(2)	Other segment items for the Container vessels segment include depreciation expense of the vessels and amortization of dry-docking and special survey costs.
For the year ended December 31, 2023
	Container vessels segment	NML	Total
Voyage revenue	$839,374	$-	$839,374
Income from investment in leaseback vessels	-	8,915	8,915
Total revenues	$839,374	$8,915	$848,289

Less (1):
Voyage expenses	(12,490)	-
Voyage expenses-related parties	(11,881)	-
Vessels’ operating expenses	(160,868)	-
Interest and finance costs	(117,415)	(2,208)
Other segment items (2)	(142,063)	-
Segment profit	$394,657	$6,707	$401,364

Reconciliation of segment profit or loss:
General and administrative expenses			(9,682)
General and administrative expenses – related parties			(8,542)
Management fees-related parties			(27,480)
Gain on sales of vessels, net			117,544
Foreign exchange gains			2,145
Interest income			30,082
Income from equity method investments			764
Other, net			1,832
Gain on derivative instruments, net			10,873
Net income from continuing operations			$518,900

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(2)	Other segment items for the Container vessels segment include depreciation expense of the vessels and amortization of dry-docking and special survey costs.

As of December 31, 2025
	Container vessels segment	NML	Total assets from continuing operations	Total assets
Total Assets	$3,416,122	$446,540	$3,862,662	$3,862,662

As of December 31, 2024
	Container vessels segment	NML	Total assets from continuing operations	Total assets from discontinued operations	Total assets
Total Assets	$3,576,688	$333,108	$3,909,796	$1,238,891	$5,148,687